BUSINESS COMBINATIONS - Proforma information (Details) - Shengdu - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BUSINESS COMBINATIONS
Net revenue	¥ 61,845,478	¥ 85,025,298
Net income (loss)	¥ (1,569,819)	¥ (713,891)